MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost or amortized cost	$ 296,243	$ 141,544
Level 2 Securities [Member]
Fair Value	294,530	142,007
Cost or amortized cost	296,243	141,544
Gross unrealized holding loss	(1,793)	(28)
Gross unrealized holding gains	80	491
Level 2 Securities [Member] | Government bonds [Member]
Fair Value	264,265	124,821
Cost or amortized cost	265,829	124,462
Gross unrealized holding loss	(1,635)	(12)
Gross unrealized holding gains	71	371
Level 2 Securities [Member] | Municipal bonds [Member]
Fair Value	2,925
Cost or amortized cost	2,951
Gross unrealized holding loss	(26)
Gross unrealized holding gains
Level 2 Securities [Member] | Corporate debt securities [Member]
Fair Value	19,913	15,118
Cost or amortized cost	20,041	15,040
Gross unrealized holding loss	(131)	(16)
Gross unrealized holding gains	3	94
Level 2 Securities [Member] | Certificates of deposit [Member]
Fair Value	7,427	2,068
Cost or amortized cost	7,422	2,042
Gross unrealized holding loss	(1)
Gross unrealized holding gains	$ 6	$ 26